UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Canada – 0.8%
26,128	Canadian Solar, Inc. (Semiconductors & Semiconductor Equipment)*	$ 652,155

China – 26.7%
17,209	21Vianet Group, Inc. ADR (Software & Services)*	478,926
1,150,000	Baoxin Auto Group Ltd. (Retailing)	926,072
507,500	Bloomage Biotechnology Corp. Ltd. (Materials)	1,254,279
3,957,000	China Cinda Asset Management Co. Ltd. Class H (Diversified Financials)*	2,255,215
700,110	China Construction Bank Corp. Class H (Banks)	535,668
2,625,000	China Hongqiao Group Ltd. (Materials)	2,245,737
174,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	842,341
654,800	China Petroleum & Chemical Corp. Class H (Energy)	641,052
8,743	Ctrip.com International Ltd. ADR (Retailing)*	559,814
218,000	ENN Energy Holdings Ltd. (Utilities)	1,541,959
65,170	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	1,438,954
4,059,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	2,768,742
22,833	JinkoSolar Holding Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)*	565,345
990,000	PetroChina Co. Ltd. Class H (Energy)	1,283,110
16,370	Qunar Cayman Islands Ltd. ADR (Retailing)*	459,179
177,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	582,923
113,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	355,747
150,500	Tencent Holdings Ltd. (Software & Services)	2,444,084
3,152	Vipshop Holdings Ltd. ADR (Retailing)*	647,862

		21,827,009

Hong Kong – 12.5%
239,236	AIA Group Ltd. (Insurance)	1,281,683
538,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	1,010,997
36,000	Cheung Kong Holdings Ltd. (Real Estate)	695,502
76,500	China Mobile Ltd. (Telecommunication Services)	835,888

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
150,000	Galaxy Entertainment Group Ltd. (Consumer Services)	$ 1,261,449
69,000	Hutchison Whampoa Ltd. (Capital Goods)	936,016
464,000	Paradise Entertainment Ltd. (Consumer Services)	324,042
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
740,000	Shimao Property Holdings Ltd. (Real Estate)	1,701,439
1,552,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,330,213
53,555	Sun Hung Kai Properties Ltd. (Real Estate)	812,926

		10,190,155

India – 11.4%
15,250	Bajaj Finance Ltd. (Diversified Financials)	552,424
38,948	Bank of Baroda (Banks)	554,782
1,333	Bosch Ltd. (Automobiles & Components)	295,250
76,094	Coal India Ltd. (Energy)	460,213
10,727	Container Corp. Of India (Transportation)	242,973
6,089	Gillette India Ltd. (Household & Personal Products)	231,376
45,960	HCL Technologies Ltd. (Software & Services)	1,178,570
184,303	Hindalco Industries Ltd. (Materials)	578,825
81,819	Indiabulls Housing Finance Ltd. (Banks)	549,722
58,394	Just Dial Ltd. (Software & Services)*	1,603,879
15,935	Kotak Mahindra Bank Ltd. (Banks)	249,106
139,343	KSK Energy Ventures Ltd. (Utilities)*	227,575
7,446	Monsanto India Ltd. (Materials)	245,485
42,426	Prestige Estates Projects Ltd. (Real Estate)	174,314
117,422	Sesa Sterlite Ltd. (Materials)	558,335
49,307	Siemens Ltd. (Capital Goods)	710,282
40,949	Sobha Developers Ltd. (Real Estate)	304,648
38,993	Thermax Ltd. (Capital Goods)	563,384

		9,281,143

Indonesia – 4.6%
1,047,900	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	1,005,116
70,900	PT Gudang Garam Tbk (Food, Beverage & Tobacco)*	327,845
3,414,200	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	504,224
3,681,000	PT Media Nusantara Citra Tbk (Media)	816,716

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
4,760,400	PT Summarecon Agung Tbk (Real Estate)	$ 546,211
2,314,200	PT Wijaya Karya Persero Tbk (Capital Goods)	521,325

		3,721,437

Malaysia – 2.5%
225,200	Gamuda Bhd (Capital Goods)	336,332
47,740	Public Bank Bhd (Banks)	295,074
447,400	SapuraKencana Petroleum Bhd (Energy)	601,828
1,106,300	Tune Ins Holdings Bhd (Insurance)	805,477

		2,038,711

Philippines – 3.3%
4,066,200	Lafarge Republic, Inc. (Materials)	927,707
9,705,000	Megaworld Corp. (Real Estate)	940,361
232,650	Universal Robina Corp. (Food, Beverage & Tobacco)	861,846

		2,729,914

Singapore – 5.7%
95,230	DBS Group Holdings Ltd. (Banks)	1,387,438
1,658,000	Pacc Offshore Services Holdings Ltd. (Energy)*	1,422,092
14,633,000	SIIC Environment Holdings Ltd. (Utilities)*	1,890,302

		4,699,832

South Korea – 18.2%
4,560	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	283,459
15,877	CJ CGV Co. Ltd. (Media)	705,963
1,297	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	417,409
1,958	CJ Korea Express Co. Ltd. (Transportation)*	256,550
24,755	Grand Korea Leisure Co. Ltd. (Consumer Services)	1,021,846
34,012	Hana Financial Group, Inc. (Banks)	1,369,759
46,717	Hanjin Kal Corp. (Transportation)*	1,174,152
13,566	Jinsung T.E.C. (Capital Goods)	73,221
26,810	Kia Motors Corp. (Automobiles & Components)	1,573,901
19,368	Kolon Industries, Inc. (Materials)	1,281,339
7,999	KONA I Co. Ltd. (Technology Hardware & Equipment)	270,524
5,787	KT Skylife Co. Ltd. (Media)	125,870
89,157	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	1,470,281
330	NAVER Corp. (Software & Services)	235,635
1,535	POSCO Chemtech Co. Ltd. (Materials)	218,623

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
5,479	Samsung C&T Corp. (Capital Goods)	$ 388,833
1,341	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,735,541
1,636	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	448,420
33,601	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	1,461,965
33,966	Wonik IPS Co. Ltd. (Semiconductors & Semiconductor Equipment)*	374,775

		14,888,066

Taiwan – 10.3%
317,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	512,347
22,000	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	243,995
181,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	394,072
17,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	659,268
202,600	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	694,247
32,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	495,237
56,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	437,292
48,899	PChome Online, Inc. (Software & Services)*	503,081
169,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	1,412,335
131,202	Superalloy Industrial Co. Ltd. (Automobiles & Components)	434,081
661,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,651,491

		8,437,446

Thailand – 3.1%
140,700	Airports of Thailand PCL (Transportation)	930,956
638,100	CP ALL PCL (Food & Staples Retailing)	914,840
128,800	The Siam Commercial Bank PCL (Banks)	708,964

		2,554,760

TOTAL INVESTMENTS – 99.1%		$81,020,628

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		727,931

NET ASSETS – 100.0%		$81,748,559

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$77,846,589

Gross unrealized gain	8,399,882
Gross unrealized loss	(5,225,843)

Net unrealized security gain	$3,174,039

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 87.5%
Brazil – 17.5%
739,432	AMBEV SA (Food, Beverage & Tobacco)	$ 5,107,173
600,407	BB Seguridade Participacoes SA (Insurance)	8,759,657
202,528	CETIP SA - Mercados Organizados (Diversified Financials)	2,833,384
1,231,390	Odontoprev SA (Health Care Equipment & Services)	5,053,109
318,398	Petroleo Brasileiro SA ADR (Energy)	5,075,264
99,348	Qualicorp SA (Health Care Equipment & Services)*	1,149,481
98,239	Totvs SA (Software & Services)	1,696,964
77,000	Tractebel Energia SA (Utilities)	1,153,600

		30,828,632

China – 30.0%
322,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,912,105
10,008,800	Agricultural Bank of China Ltd. Class H (Banks)	4,848,770
4,389,360	China Construction Bank Corp. Class H (Banks)	3,358,388
866,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	4,192,341
396,000	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	1,555,360
2,280,400	China Petroleum & Chemical Corp. Class H (Energy)	2,232,522
14,726	Ctrip.com International Ltd. ADR (Retailing)*	942,906
630,000	ENN Energy Holdings Ltd. (Utilities)	4,456,119
342,000	Haitian International Holdings Ltd. (Capital Goods)	803,143
307,000	Hengan International Group Co. Ltd. (Household & Personal Products)	3,284,369
163,586	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	3,611,979
3,883,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	2,648,308
1,968,000	PetroChina Co. Ltd. Class H (Energy)	2,550,667
358,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	1,180,667
429,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	1,350,581
25,091	TAL Education Group ADR (Consumer Services)*	738,930
823,900	Tencent Holdings Ltd. (Software & Services)	13,379,938

		53,047,093

Shares	Description	Value
Common Stocks – (continued)
Cyprus – 0.4%
82,645	Globaltrans Investment PLC GDR (Transportation)	$ 812,814

Hong Kong – 4.1%
208,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,749,210
911,000	Shimao Property Holdings Ltd. (Real Estate)	2,094,609
3,920,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,359,815

		7,203,634

India – 21.8%
243,225	Axis Bank Ltd. (Banks)	1,622,233
77,777	Bajaj Finance Ltd. (Diversified Financials)	2,817,436
91,383	Bank of Baroda (Banks)	1,301,674
13,529	Bosch Ltd. (Automobiles & Components)	2,996,577
326,158	Coal India Ltd. (Energy)	1,972,589
26,336	Container Corp. Of India (Transportation)	596,525
75,719	CRISIL Ltd. (Diversified Financials)	2,206,235
23,839	Gillette India Ltd. (Household & Personal Products)	905,860
28,112	Grasim Industries Ltd. GDR (Materials)*	1,487,816
78,636	HCL Technologies Ltd. (Software & Services)	2,016,494
143,534	Just Dial Ltd. (Software & Services)*	3,942,377
662,995	KSK Energy Ventures Ltd. (Utilities)*	1,082,804
540,992	Prestige Estates Projects Ltd. (Real Estate)	2,222,747
468,502	Sesa Sterlite Ltd. (Materials)	2,227,701
122,433	Siemens Ltd. (Capital Goods)	1,763,685
227,476	Sobha Developers Ltd. (Real Estate)	1,692,354
59,403	Tata Consultancy Services Ltd. (Software & Services)	2,525,810
234,277	Thermax Ltd. (Capital Goods)	3,384,915
303,516	Titan Co. Ltd. (Consumer Durables & Apparel)	1,742,362

		38,508,194

Russia – 13.7%
1,138,707	Alrosa AO (Materials)	1,404,776
29,089	Mail.ru Group Ltd. GDR (Software & Services)*	867,785
550,052	OAO Gazprom ADR (Energy)	4,013,562
97,501	OAO Lukoil ADR (Energy)	5,435,800
1,663,376	OAO Moscow Exchange MICEX-RTS (Diversified Financials)	2,634,801
248,095	OAO Rosneft GDR (Energy)	1,530,803
17,420	OJSC Magnit (Food & Staples Retailing)	4,436,432
1,854,947	Sberbank of Russia (Banks)*	3,794,754

		24,118,713

TOTAL COMMON STOCKS		$154,519,080

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Preferred Stocks – 6.7%
Brazil – 6.7%
491,817	Banco Bradesco SA (Banks)	$ 7,502,716
56,892	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	2,745,862
99,075	Itau Unibanco Holding SA (Banks)	1,532,796

TOTAL PREFERRED STOCKS		$ 11,781,374

Exchange Traded Fund – 4.5%
United States – 4.5%
195,794	iShares China Large-Cap ETF	$ 7,921,825

TOTAL INVESTMENTS – 98.7%		$174,222,279

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		2,329,401

NET ASSETS – 100.0%		$176,551,680

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$158,202,579

Gross unrealized gain	27,057,003
Gross unrealized loss	(11,037,303)

Net unrealized security gain	$16,019,700

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 92.0%
Brazil – 9.3%
479,441	BB Seguridade Participacoes SA (Insurance)	$ 6,994,820
230,938	CETIP SA - Mercados Organizados (Diversified Financials)	3,230,842
126,681	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	1,256,340
60,700	Kepler Weber SA (Capital Goods)	1,298,946
255,600	Mahle-Metal Leve SA Industria e Comercio (Automobiles & Components)	2,480,799
117,242	Multiplus SA (Media)	1,712,056
673,009	Odontoprev SA (Health Care Equipment & Services)	2,761,747
221,881	Petroleo Brasileiro SA ADR (Energy)	3,536,783
435,154	Qualicorp SA (Health Care Equipment & Services)*	5,034,840
216,113	Totvs SA (Software & Services)	3,733,099
158,257	Tractebel Energia SA (Utilities)	2,370,978

		34,411,250

Chile – 0.6%
32,553	Banco de Chile ADR (Banks)	2,437,226

China – 10.9%
309,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,835,028
5,829,000	Agricultural Bank of China Ltd. Class H (Banks)	2,823,863
575,000	Bloomage Biotechnology Corp. Ltd. (Materials)	1,421,104
628,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	3,040,174
24,611	Ctrip.com International Ltd. ADR (Retailing)*	1,575,842
642,000	ENN Energy Holdings Ltd. (Utilities)	4,540,997
773,000	Haitian International Holdings Ltd. (Capital Goods)	1,815,291
231,000	Hengan International Group Co. Ltd. (Household & Personal Products)	2,471,301
158,063	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	3,490,031
1,368,000	PetroChina Co. Ltd. Class H (Energy)	1,773,025
598,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	1,971,072
50,130	TAL Education Group ADR (Consumer Services)*	1,476,328
663,700	Tencent Holdings Ltd. (Software & Services)	10,778,329

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
6,459	Vipshop Holdings Ltd. ADR (Retailing)*	$ 1,327,583

		40,339,968

Colombia – 0.9%
63,329	Banco de Bogota SA (Banks)	2,362,084
1,169,519	Grupo Aval Acciones y Valores (Banks)	859,966

		3,222,050

Cyprus – 0.2%
84,136	Globaltrans Investment PLC GDR (Transportation)	827,478

Georgia – 1.4%
66,513	Bank of Georgia Holdings PLC (Banks)	2,726,353
9,227	TBC Bank JSC GDR (Banks)*	128,717
175,110	TBC Bank JSC GDR (Banks)*(a)	2,442,784

		5,297,854

Hong Kong – 2.6%
2,952,000	Dawnrays Pharmaceutical Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,388,930
207,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,740,800
246,000	Shimao Property Holdings Ltd. (Real Estate)	565,614
4,144,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,551,805
808,000	Vinda International Holdings Ltd. (Household & Personal Products)	1,358,144

		9,605,293

India – 13.8%
100,098	Bajaj Finance Ltd. (Diversified Financials)	3,626,004
182,551	Bank of Baroda (Banks)	2,600,286
12,269	Bosch Ltd. (Automobiles & Components)	2,717,495
247,382	Coal India Ltd. (Energy)	1,496,155
54,368	Container Corp. Of India (Transportation)	1,231,466
38,948	Gillette India Ltd. (Household & Personal Products)	1,479,989
56,094	Grasim Industries Ltd. GDR (Materials)*	2,968,751
72,528	HCL Technologies Ltd. (Software & Services)	1,859,864
457,510	Indiabulls Housing Finance Ltd. (Banks)	3,073,897
125,011	Just Dial Ltd. (Software & Services)*	3,433,615
121,483	Kotak Mahindra Bank Ltd. (Banks)	1,899,096

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
1,332,929	KSK Energy Ventures Ltd. (Utilities)*	$ 2,176,941
41,000	Monsanto India Ltd. (Materials)	1,351,718
678,086	Prestige Estates Projects Ltd. (Real Estate)	2,786,018
588,940	Sesa Sterlite Ltd. (Materials)	2,800,377
208,645	Siemens Ltd. (Capital Goods)	3,005,595
352,449	Sobha Developers Ltd. (Real Estate)	2,622,116
78,129	Tata Consultancy Services Ltd. (Software & Services)	3,322,038
290,979	Thermax Ltd. (Capital Goods)	4,204,165
299,346	Titan Co. Ltd. (Consumer Durables & Apparel)	1,718,424
415,291	VIP Industries Ltd. (Consumer Durables & Apparel)	749,493

		51,123,503

Indonesia – 4.8%
3,530,900	PT Bank Central Asia Tbk (Banks)	3,533,534
2,777,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	2,663,619
271,800	PT Gudang Garam Tbk (Food, Beverage & Tobacco)*	1,256,817
9,047,500	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,336,175
9,144,500	PT Media Nusantara Citra Tbk (Media)	2,028,920
25,230,100	PT Summarecon Agung Tbk (Real Estate)	2,894,918
6,767,200	PT Surya Citra Media Tbk (Media)	2,206,294
7,865,300	PT Wijaya Karya Persero Tbk (Capital Goods)	1,771,832

		17,692,109

Jersey – 0.8%
937,090	Petra Diamonds Ltd. (Materials)*	3,161,014

Malaysia – 1.8%
1,239,800	7-Eleven Malaysia Holdings Bhd (Food & Staples Retailing)*	744,811
1,162,500	Bursa Malaysia Bhd (Diversified Financials)	3,026,283
28,890	Public Bank Bhd (Banks)	178,565
3,882,600	Tune Ins Holdings Bhd (Insurance)	2,826,851

		6,776,510

Mexico – 5.1%
1,350,470	Alsea SAB de CV (Consumer Services)*	4,595,888
1,974,610	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	4,029,877
2,162,122	Cemex SAB de CV (Materials)*	2,711,648

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
1,190,820	Compartamos SAB de CV (Diversified Financials)	$ 2,400,556
408,600	Infraestructura Energetica Nova SAB de CV (Utilities)	2,305,716
690,468	Mexichem SAB de CV (Materials)	2,762,917

		18,806,602

Peru – 2.5%
1,370,057	BBVA Banco Continental SA (Banks)	2,861,418
32,500	Credicorp Ltd. (Banks)	4,807,400
50,866	Intercorp Financial Services, Inc. (Banks)	1,650,602

		9,319,420

Philippines – 1.7%
5,711,600	Emperador, Inc. (Food, Beverage & Tobacco)*	1,513,285
21,601,000	Megaworld Corp. (Real Estate)	2,093,017
696,240	Universal Robina Corp. (Food, Beverage & Tobacco)	2,579,204

		6,185,506

Poland – 0.9%
33,766	Bank Pekao SA (Banks)	1,789,423
205,088	Cyfrowy Polsat SA (Media)	1,534,369

		3,323,792

Russia – 5.8%
58,692	Mail.ru Group Ltd. GDR (Software & Services)*	1,750,904
232,482	OAO Gazprom ADR (Energy)	1,696,350
103,510	OAO Lukoil ADR (Energy)	5,770,809
2,889,361	OAO Moscow Exchange MICEX-RTS (Diversified Financials)	4,576,771
16,556	OJSC Magnit (Food & Staples Retailing)	4,216,393
447,997	Sberbank of Russia ADR (Banks)	3,716,489

		21,727,716

South Africa – 4.2%
4,061,246	Alexander Forbes Group Holdings Ltd. (Diversified Financials)*	3,295,052
298,955	JSE Ltd. (Diversified Financials)	2,768,463
508,891	Metair Investments Ltd. (Automobiles & Components)	1,758,315
41,132	Naspers Ltd. Class N (Media)	5,058,296
144,361	Santam Ltd. (Insurance)	2,690,933

		15,571,059

South Korea – 10.9%
36,360	CJ CGV Co. Ltd. (Media)	1,616,730
110,946	Grand Korea Leisure Co. Ltd. (Consumer Services)	4,579,671
93,360	Hana Financial Group, Inc. (Banks)	3,759,870
212,370	Hanjin Kal Corp. (Transportation)*	5,337,558

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
36,521	Hanssem Co. Ltd. (Consumer Durables & Apparel)	$ 3,316,426
87,406	Kia Motors Corp. (Automobiles & Components)	5,131,234
39,310	Kolon Industries, Inc. (Materials)	2,600,652
268,623	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	4,429,840
3,411	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,414,565
121,247	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	5,275,405

		40,461,951

Taiwan – 8.9%
1,007,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,627,551
85,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	3,296,340
901,963	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	3,090,746
133,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,058,327
263,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	2,053,709
341,000	PChome Online, Inc. (Software & Services)*	3,508,264
203,000	President Chain Store Corp. (Food & Staples Retailing)	1,614,874
510,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	4,247,330
614,383	Superalloy Industrial Co. Ltd. (Automobiles & Components)	2,032,681
2,326,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,329,131

		32,858,953

Thailand – 2.5%
864,400	Airports of Thailand PCL (Transportation)	5,719,393
530,200	Kasikornbank PCL NVDR (Banks)	3,431,134

		9,150,527

Turkey – 2.4%
151,006	BIM Birlesik Magazalar AS (Food & Staples Retailing)	3,575,805
229,561	TAV Havalimanlari Holding AS (Transportation)	1,883,924
457,619	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	3,541,543

		9,001,272

TOTAL COMMON STOCKS		$341,301,053

Shares	Description	Value
Preferred Stocks – 4.3%
Brazil – 3.6%
604,820	Banco Bradesco SA (Banks)	$ 9,226,587
87,221	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	4,209,675

		13,436,262

Colombia – 0.7%
3,508,557	Grupo Aval Acciones y Valores (Banks)	2,598,592

TOTAL PREFERRED STOCKS		$ 16,034,854

Exchange Traded Funds – 3.3%
United States – 3.3%
137,245	iShares China Large-Cap ETF	$ 5,552,933
42,056	iShares MSCI South Africa ETF	2,908,172
55,671	iShares MSCI South Korea Capped Fund	3,679,853

TOTAL EXCHANGE TRADED FUNDS		$ 12,140,958

TOTAL INVESTMENTS – 99.6%		$369,476,865

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,514,742

NET ASSETS – 100.0%		$370,991,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,442,784, which represents approximately 0.7% of net assets as of July 31, 2014.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$329,429,232

Gross unrealized gain	50,371,407
Gross unrealized loss	(10,323,774)

Net unrealized security gain	$40,047,633

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Bangladesh – 2.1%
627,800	GrameenPhone Ltd. (Telecommunication Services)	$ 2,491,913
3,969,754	Islami Bank Bangladesh Ltd. (Banks)	1,275,938
1,417,429	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,682,633
1,624,775	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	1,575,069

		10,025,553

Egypt – 4.3%
1,213,776	Commercial International Bank Egypt SAE (Banks)	7,137,278
946,193	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	5,507,977
27,877	Eastern Tobacco (Food, Beverage & Tobacco)	662,844
348,771	Global Telecom Holding SAE (Telecommunication Services)*	252,373
860,304	Global Telecom Holding SAE GDR (Telecommunication Services)*	2,987,947
1,570,725	Talaat Moustafa Group (Real Estate)	2,069,388
787,999	Telecom Egypt Co. (Telecommunication Services)	1,471,766

		20,089,573

Indonesia – 14.9%
9,371,100	PT Astra International Tbk (Automobiles & Components)	6,188,158
7,281,800	PT Bank Central Asia Tbk (Banks)	7,287,231
6,832,500	PT Bank Mandiri (Persero) Tbk (Banks)	5,945,341
7,285,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	3,155,482
5,609,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	5,379,992
19,693,900	PT Bumi Serpong Damai (Real Estate)	2,661,392
2,255,000	PT Charoen Pokphand Indonesia Tbk (Food, Beverage & Tobacco)	751,643
11,579,400	PT Global Mediacom Tbk (Media)	1,902,760
710,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)*	3,283,077
251,500	PT Indo Tambangraya Megah Tbk (Energy)	560,515
1,054,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	2,281,798
5,238,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	3,153,275
5,341,435	PT Jasa Marga (Persero) Tbk (Transportation)	2,913,829

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
14,537,400	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,146,947
2,140,600	PT Matahari Department Store Tbk (Retailing)	2,663,204
6,617,500	PT Media Nusantara Citra Tbk (Media)	1,468,247
9,739,500	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	4,902,332
2,825,000	PT Semen Indonesia (Persero) Tbk (Materials)	3,962,428
1,255,500	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	1,242,561
23,787,800	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	5,403,996
3,193,900	PT Tower Bersama Infrastructure Tbk (Telecommunication Services)	2,271,845
123,000	PT Unilever Indonesia Tbk (Household & Personal Products)	321,839

		69,847,892

Mexico – 22.1%
1,740,800	Alfa SAB de CV Class A (Capital Goods)	4,757,572
902,100	Alpek SA de CV (Materials)	1,638,383
380,255	Alsea SAB de CV (Consumer Services)*	1,294,075
911,948	America Movil SAB de CV ADR Series L (Telecommunication Services)	21,494,614
437,500	Arca Continental SAB de CV (Food, Beverage & Tobacco)	3,086,658
481,200	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	982,056
756,806	Cemex SAB de CV ADR (Materials)*	9,505,483
294,380	Coca-Cola Femsa SAB de CV Series L (Food, Beverage & Tobacco)	3,144,878
1,315,121	Compartamos SAB de CV (Diversified Financials)	2,651,133
183,400	El Puerto de Liverpool SAB de CV (Retailing)	2,041,539
1,161,572	Fibra Uno Administracion SA de CV (REIT)	4,082,196
79,500	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	7,464,255
781,600	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	2,089,391
193,683	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	2,409,170

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
1,552,515	Grupo Financiero Banorte SAB de CV Class O (Banks)	$ 10,318,001
408,800	Grupo Financiero Inbursa SAB de CV Class O (Banks)	1,244,954
1,717,908	Grupo Mexico SAB de CV Series B (Materials)	6,103,641
216,818	Grupo Televisa SAB ADR (Media)	7,716,553
51,205	Industrias Penoles SAB de CV (Materials)	1,279,738
469,700	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	1,194,147
777,652	Mexichem SAB de CV (Materials)	3,111,784
2,499,173	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	6,200,671

		103,810,892

Nigeria – 8.3%
1,261,700	Dangote Cement PLC (Materials)	1,799,373
32,364,376	FBN Holdings PLC (Banks)	2,877,557
4,458,154	Flour Mills of Nigeria PLC (Food, Beverage & Tobacco)	2,037,148
39,988,112	Guaranty Trust Bank PLC (Banks)	7,343,195
472,200	Guinness Nigeria PLC (Food, Beverage & Tobacco)	568,740
1,711,583	Lafarge Cement WAPCO Nigeria PLC (Materials)	1,268,622
994,206	Lekoil Ltd. (Energy)*	1,133,000
628,196	Nestle Nigeria PLC (Food, Beverage & Tobacco)	4,345,766
6,275,746	Nigerian Breweries PLC (Food, Beverage & Tobacco)	6,981,234
614,702	SEPLAT Petroleum Development Co. PLC (Energy)*	2,419,375
14,519,431	United Bank for Africa PLC (Banks)	687,602
3,245,415	Wapic Insurance PLC (Insurance)*	17,440
47,247,934	Zenith Bank PLC (Banks)	7,319,198

		38,798,250

Pakistan – 4.1%
784,000	DG Khan Cement Co. Ltd. (Materials)	694,207
1,169,933	Engro Corp. Ltd. (Materials)*	2,189,878
2,958,500	Fatima Fertilizer Co. Ltd. (Materials)	874,518
1,625,037	K-Electric Ltd. (Utilities)*	120,952
1,506,967	MCB Bank Ltd. (Banks)	4,656,261
2,532,800	Oil & Gas Development Co. Ltd. (Energy)	7,072,860
446,920	Pakistan Petroleum Ltd. (Energy)	1,044,401
1,174,900	United Bank Ltd. (Banks)	2,316,962

		18,970,039

Shares	Description	Value
Common Stocks – (continued)
Philippines – 4.6%
542,400	Aboitiz Power Corp. (Utilities)	$ 456,730
2,114,300	Alliance Global Group, Inc. (Capital Goods)	1,269,918
191,240	Ayala Corp. (Diversified Financials)	2,880,273
5,721,300	Ayala Land, Inc. (Real Estate)	4,071,306
440,792	Bank of the Philippine Islands (Banks)	960,109
316,760	BDO Unibank, Inc. (Banks)	656,939
8,841,800	Energy Development Corp. (Utilities)	1,241,847
21,865,000	Megaworld Corp. (Real Estate)	2,118,597
6,302,100	Metro Pacific Investments Corp. (Diversified Financials)	722,242
598,988	Metropolitan Bank & Trust Co. (Banks)	1,177,884
7,340	Philippine Long Distance Telephone Co. (Telecommunication Services)	516,858
115,057	SM Investments Corp. (Capital Goods)	2,094,876
6,814,700	SM Prime Holdings, Inc. (Real Estate)	2,387,427
275,150	Universal Robina Corp. (Food, Beverage & Tobacco)	1,019,286

		21,574,292

South Korea – 20.2%
42,044	CJ CGV Co. Ltd. (Media)	1,869,466
6,895	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	2,218,993
4,256	Daelim Industrial Co. Ltd. (Capital Goods)	380,793
7,170	Doosan Heavy Industries & Construction Co. Ltd. (Capital Goods)	208,815
3,600	E-Mart Co. Ltd. (Food & Staples Retailing)	808,365
48,496	Grand Korea Leisure Co. Ltd. (Consumer Services)	2,001,836
107,450	Hana Financial Group, Inc. (Banks)	4,327,314
6,893	Hyundai Department Store Co. Ltd. (Retailing)	981,742
29,317	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	1,787,160
7,671	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	1,105,854
5,968	Hyundai Mobis (Automobiles & Components)	1,782,788
27,528	Hyundai Motor Co. (Automobiles & Components)	6,516,679
121,817	KB Financial Group, Inc. (Banks)	4,758,714
61,762	Kia Motors Corp. (Automobiles & Components)	3,625,784
17,640	Kolon Industries, Inc. (Materials)	1,167,019
69,130	Korea Electric Power Corp. (Utilities)	2,852,732
5,055	Korea Gas Corp. (Utilities)*	300,845

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
53,760	KT Corp. (Telecommunication Services)	$ 1,734,126
21,043	Kumho Petro Chemical Co. Ltd. (Materials)	1,834,350
9,372	LG Chem Ltd. (Materials)	2,622,669
33,972	LG Electronics, Inc. (Consumer Durables & Apparel)	2,516,731
3,292	LG Household & Health Care Ltd. (Household & Personal Products)	1,528,850
118,741	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	1,958,148
10,818	Lotte Chemical Corp. (Materials)	1,823,884
2,296	NAVER Corp. (Software & Services)	1,639,451
1,602	Orion Corp. (Food, Beverage & Tobacco)	1,459,924
10,411	POSCO (Materials)	3,383,109
33,928	Samsung C&T Corp. (Capital Goods)	2,407,798
18,034	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	23,339,863
11,900	Samsung Life Insurance Co. Ltd. (Insurance)	1,211,312
14,180	Shinhan Financial Group Co. Ltd. (Banks)	700,318
14,389	SK Holdings Co. Ltd. (Capital Goods)	2,437,154
113,790	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	4,950,954
10,859	SK Innovation Co. Ltd. (Energy)	1,081,611
5,523	SK Telecom Co. Ltd. (Telecommunication Services)	1,417,765

		94,742,916

Turkey – 13.4%
1,156,573	Akbank TAS (Banks)	4,586,852
210,066	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	918,575
282,376	Aygaz AS (Utilities)	1,207,584
215,988	BIM Birlesik Magazalar AS (Food & Staples Retailing)	5,114,572
3,563,169	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	4,617,260
816,521	Enka Insaat ve Sanayi AS (Capital Goods)	2,128,122
1,087,016	Haci Omer Sabanci Holding AS (Diversified Financials)	5,066,135
158,426	Koza Altin Isletmeleri AS (Materials)	1,637,198
67,956	Pegasus Hava Tasimaciligi AS (Transportation)*	795,705
429,040	TAV Havalimanlari Holding AS (Transportation)	3,520,976

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
100,516	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	$ 622,410
1,186,208	Turk Hava Yollari (Transportation)	3,559,331
691,931	Turk Telekomunikasyon AS (Telecommunication Services)	2,071,458
886,102	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)*	5,794,491
1,787,048	Turkiye Garanti Bankasi AS (Banks)	7,359,464
739,378	Turkiye Halk Bankasi AS (Banks)	5,567,179
2,030,887	Turkiye Is Bankasi Class C (Banks)	5,666,478
354,353	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,742,361

		62,976,151

United Kingdom – 1.1%
955,516	Afren PLC (Energy)*	1,771,278
139,528	Genel Energy PLC (Energy)*	2,348,052
195,572	PZ Cussons PLC (Household & Personal Products)	1,163,241

		5,282,571

Vietnam – 2.7%
820,766	Bank for Foreign Trade of Vietnam JSC (Banks)	990,296
65,810	Bao Viet Holdings (Insurance)	130,891
2	HAGL JSC (Diversified Financials)	2
759,810	Masan Group Corp. (Food, Beverage & Tobacco)*	3,181,962
195,822	PetroVietnam Drilling and Well Services JSC (Energy)	876,305
395,750	Petrovietnam Fertilizer & Chemicals JSC (Materials)	567,023
382,170	PetroVietnam Gas JSC (Utilities)	2,035,358
302,601	Saigon Thuong Tin Commercial JSB (Banks)	280,959
406,192	Vietnam Joint Stock Commercial Bank for Industry and Trade (Banks)	281,420
1,260,463	Vingroup JSC (Real Estate)*	4,396,100

		12,740,316

TOTAL COMMON STOCKS		$458,858,445

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Preferred Stock – 0.9%
South Korea – 0.9%
4,152	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 4,294,021

TOTAL INVESTMENTS – 98.7%		$463,152,466

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		6,192,260

NET ASSETS – 100.0%		$469,344,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$416,299,526

Gross unrealized gain	64,939,262
Gross unrealized loss	(18,086,322)

Net unrealized security gain	$46,852,940

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2014:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,150,080	$76,218,393	$—
North America	652,155	—	—
Total	$4,802,235	$76,218,393	$—

BRIC

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,293,815	$117,583,819	$—
Europe	—	812,814	—
North America	7,921,825	—	—
South America	30,828,632	11,781,374	—
Total	$44,044,272	$130,178,007	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,869,785	$237,053,523	$—
Africa	—	15,571,059	—
Europe	—	12,610,138	—
North America	30,947,560	—	—
South America	49,389,946	16,034,854	—
Total	$88,207,291	$281,269,574	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$295,171,180	$—
Africa	—	58,887,823	—
Europe	—	5,282,571	—
North America	103,810,892	—	—
Total	$103,810,892	$359,341,574	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Redemptions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in Brazil, Russia, India and China issuers. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The BRIC and N-11 Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.